October 17, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention:          Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (“Registrant”) (File Nos. 333-62270 and 811-10399)

Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 84 under the 1933 Act and Amendment No. 86 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 for the purpose adding an additional series to the Registrant, namely, the Henderson U.S. Growth Opportunities Fund (the “Fund”).  The cover of the Prospectus and the Statement of Additional Information for each Fund includes the disclosure pursuant to Rule 481(2) under the 1933 Act (“red herring” legend).

We request that you accelerate the effectiveness of this Amendment to December 18, 2014.  We will be providing you with the Registrant’s formal request for acceleration and any necessary related documents once we receive your comments on this filing.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick

Timothy J. Burdick
Assistant Vice President and Associate Counsel

Enclosures

cc:      C. Yarbrough